Investment Property - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Useful life measured as period of time, investment property, cost model	30 years
Depreciation method, investment property	Depreciation is calculated using straight-line method